Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Parenthetical) (Detail) - Ordinary Shares A [Member] - Share Capital [Member] - £ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares	50,000	50,000
Deferred share, per share	£ 1	£ 1